Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, € in Millions												12 Months Ended
	Jul. 08, 2021 USD ($)	May 07, 2021 USD ($)	May 07, 2021 EUR (€)	Feb. 26, 2021 USD ($)	Nov. 06, 2020 USD ($)	Jun. 10, 2020 USD ($)	Feb. 21, 2020 USD ($)	Aug. 20, 2019 USD ($)	Jun. 27, 2019 USD ($)	May 10, 2019 USD ($)	Feb. 12, 2019 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)
Cash, net of cash acquired												$ 90,278	$ 48,403	$ 292,053
Goodwill												608,761	565,177	523,690
Cash, net of cash acquired												90,278	48,403	292,053
Peoplevox [Member]
Cash, net of cash acquired							$ 24,100						24,137
Net working capital adjustments (receivable) / payable													(42)
Purchase price consideration													24,095
Current assets, excluding cash acquired													485
Current liabilities													(776)
Deferred revenue													(748)
Deferred income tax liability													(1,615)
Net tangible assets (liabilities) assumed													(2,654)
Goodwill													15,182
Cash, net of cash acquired							$ 24,100						24,137
Peoplevox [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired													3,631
Peoplevox [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													7,651
Peoplevox [Member] | Non-compete covenants
Finite-lived intangible assets acquired													285
Kontainers [Member]
Cash, net of cash acquired						$ 5,200							5,237
Consideration payable													100
Contingent consideration													1,414
Net working capital adjustments (receivable) / payable													(87)
Purchase price consideration													6,664
Current assets, excluding cash acquired													469
Current liabilities													(1,074)
Deferred revenue													(102)
Net tangible assets (liabilities) assumed													(707)
Goodwill													3,461
Cash, net of cash acquired						$ 5,200							5,237
Kontainers [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired													800
Kontainers [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													3,000
Kontainers [Member] | Trade names
Finite-lived intangible assets acquired													30
Kontainers [Member] | Non-compete covenants
Finite-lived intangible assets acquired													80
ShipTrack [Member]
Cash, net of cash acquired					$ 19,000								19,029
Contingent consideration													2,825
Net working capital adjustments (receivable) / payable													64
Purchase price consideration													21,918
Current assets, excluding cash acquired													1,853
Right-of-use assets													151
Current liabilities													(693)
Deferred revenue													(204)
Lease obligations													(151)
Deferred income tax liability													(4,012)
Debt													(728)
Net tangible assets (liabilities) assumed													(3,784)
Goodwill													10,327
Cash, net of cash acquired					$ 19,000								19,029
ShipTrack [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired													3,905
ShipTrack [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													11,102
ShipTrack [Member] | Trade names
Finite-lived intangible assets acquired													77
ShipTrack [Member] | Non-compete covenants
Finite-lived intangible assets acquired													291
QuestaWeb [Member]
Cash, net of cash acquired				$ 35,900								35,860
Net working capital adjustments (receivable) / payable												17
Purchase price consideration												35,877
Current assets, excluding cash acquired												714
Right-of-use assets												123
Current liabilities												(170)
Deferred revenue												(736)
Lease obligations												(123)
Net tangible assets (liabilities) assumed												(114)
Goodwill												21,691
Cash, net of cash acquired				$ 35,900								35,860
Property and equipment												78
QuestaWeb [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired												4,800
QuestaWeb [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												8,900
QuestaWeb [Member] | Trade names
Finite-lived intangible assets acquired												100
QuestaWeb [Member] | Non-compete covenants
Finite-lived intangible assets acquired												500
Portrix [Member]
Cash, net of cash acquired		$ 25,200	€ 20.7									25,188
Net working capital adjustments (receivable) / payable												(54)
Purchase price consideration												25,134
Current assets, excluding cash acquired												810
Right-of-use assets												374
Current liabilities												(871)
Deferred revenue												(499)
Lease obligations												(374)
Deferred income tax liability												(5,185)
Debt												(1,062)
Net tangible assets (liabilities) assumed												(6,807)
Goodwill												15,032
Cash, net of cash acquired		$ 25,200	€ 20.7									25,188
Portrix [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired												4,014
Portrix [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												12,286
Portrix [Member] | Trade names
Finite-lived intangible assets acquired												122
Portrix [Member] | Non-compete covenants
Finite-lived intangible assets acquired												487
GreenMile [Member]
Cash, net of cash acquired	$ 29,200											29,230
Contingent consideration												3,339
Net working capital adjustments (receivable) / payable												(308)
Purchase price consideration												32,261
Current assets, excluding cash acquired												2,186
Current liabilities												(1,498)
Deferred revenue												(909)
Long-term income taxes payable												(365)
Deferred income tax liability												(752)
Net tangible assets (liabilities) assumed												(1,007)
Goodwill												12,968
Cash, net of cash acquired	$ 29,200											29,230
Property and equipment												89
Other long-term assets												242
GreenMile [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired												5,700
GreenMile [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												14,000
GreenMile [Member] | Trade names
Finite-lived intangible assets acquired												100
GreenMile [Member] | Non-compete covenants
Finite-lived intangible assets acquired												500
The 2021 Acquisitions [Member]
Cash, net of cash acquired													48,403
Consideration payable													100
Contingent consideration													4,239
Net working capital adjustments (receivable) / payable													(65)
Purchase price consideration													52,677
Current assets, excluding cash acquired													2,807
Right-of-use assets													151
Current liabilities													(2,543)
Deferred revenue													(1,054)
Lease obligations													(151)
Deferred income tax liability													(5,627)
Debt													(728)
Net tangible assets (liabilities) assumed													(7,145)
Goodwill													28,970
Cash, net of cash acquired													48,403
The 2021 Acquisitions [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired													8,336
The 2021 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired													21,753
The 2021 Acquisitions [Member] | Trade names
Finite-lived intangible assets acquired													107
The 2021 Acquisitions [Member] | Non-compete covenants
Finite-lived intangible assets acquired													$ 656
Visual Compliance [Member]
Cash, net of cash acquired											$ 248,900			239,863
Net working capital adjustments (receivable) / payable														1,147
Purchase price consideration														250,055
Current assets, excluding cash acquired														6,403
Right-of-use assets														1,188
Current liabilities														(840)
Deferred revenue														(10,267)
Lease obligations														(1,188)
Deferred income tax liability														(282)
Net tangible assets (liabilities) assumed														25,968
Goodwill														118,785
Cash, net of cash acquired											$ 248,900			239,863
Common shares issued														9,045
Property and equipment														30
Deferred income tax asset														30,924
Visual Compliance [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired														32,186
Visual Compliance [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														69,422
Visual Compliance [Member] | Trade names
Finite-lived intangible assets acquired														528
Visual Compliance [Member] | Non-compete covenants
Finite-lived intangible assets acquired														3,166
Core Transport Technologies NZ Limited [Member]
Cash, net of cash acquired										$ 21,800				21,833
Contingent consideration														1,450
Net working capital adjustments (receivable) / payable														62
Purchase price consideration														23,345
Current assets, excluding cash acquired														689
Right-of-use assets														68
Current liabilities														(352)
Deferred revenue														(278)
Lease obligations														(68)
Deferred income tax liability														(3,332)
Net tangible assets (liabilities) assumed														(1,225)
Goodwill														12,670
Cash, net of cash acquired										$ 21,800				21,833
Property and equipment														2,048
Core Transport Technologies NZ Limited [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired														4,600
Core Transport Technologies NZ Limited [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														6,800
Core Transport Technologies NZ Limited [Member] | Trade names
Finite-lived intangible assets acquired														200
Core Transport Technologies NZ Limited [Member] | Non-compete covenants
Finite-lived intangible assets acquired														300
STEPcom [Member]
Cash, net of cash acquired									$ 18,600					18,639
Net working capital adjustments (receivable) / payable														250
Purchase price consideration														18,889
Current assets, excluding cash acquired														1,470
Right-of-use assets														232
Current liabilities														(874)
Deferred revenue														(813)
Lease obligations														(232)
Deferred income tax liability														(2,316)
Net tangible assets (liabilities) assumed														(2,276)
Goodwill														10,019
Cash, net of cash acquired									$ 18,600					18,639
Property and equipment														257
STEPcom [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired														10,839
STEPcom [Member] | Trade names
Finite-lived intangible assets acquired														102
STEPcom [Member] | Non-compete covenants
Finite-lived intangible assets acquired														205
BestTransport [Member]
Cash, net of cash acquired								$ 11,700						11,718
Purchase price consideration														11,718
Current assets, excluding cash acquired														815
Right-of-use assets														194
Current liabilities														(284)
Deferred revenue														(9)
Lease obligations														(194)
Deferred income tax liability														(1,352)
Net tangible assets (liabilities) assumed														(795)
Goodwill														5,513
Cash, net of cash acquired								$ 11,700						11,718
Property and equipment														35
BestTransport [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired														3,000
BestTransport [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														3,800
BestTransport [Member] | Trade names
Finite-lived intangible assets acquired														50
BestTransport [Member] | Non-compete covenants
Finite-lived intangible assets acquired														150
The 2020 Acquisitions [Member]
Cash, net of cash acquired														292,053
Contingent consideration														1,450
Net working capital adjustments (receivable) / payable														1,459
Purchase price consideration														304,007
Current assets, excluding cash acquired														9,377
Right-of-use assets														1,682
Current liabilities														(2,350)
Deferred revenue														(11,367)
Lease obligations														(1,682)
Deferred income tax liability														(7,282)
Net tangible assets (liabilities) assumed														21,672
Goodwill														146,987
Cash, net of cash acquired														292,053
Common shares issued														9,045
Property and equipment														2,370
Deferred income tax asset														30,924
The 2020 Acquisitions [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired														50,625
The 2020 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired														80,022
The 2020 Acquisitions [Member] | Trade names
Finite-lived intangible assets acquired														880
The 2020 Acquisitions [Member] | Non-compete covenants
Finite-lived intangible assets acquired														$ 3,821
The 2022 Acquisitions [Member]
Cash, net of cash acquired												90,278
Contingent consideration												3,339
Net working capital adjustments (receivable) / payable												(345)
Purchase price consideration												93,272
Current assets, excluding cash acquired												3,710
Right-of-use assets												497
Current liabilities												(2,539)
Deferred revenue												(2,144)
Long-term income taxes payable												(365)
Lease obligations												(497)
Deferred income tax liability												(5,937)
Debt												(1,062)
Net tangible assets (liabilities) assumed												(7,928)
Goodwill												49,691
Cash, net of cash acquired												90,278
Property and equipment												167
Other long-term assets												242
The 2022 Acquisitions [Member] | Customer agreements and relationships
Finite-lived intangible assets acquired												14,514
The 2022 Acquisitions [Member] | Existing Technology [Member]
Finite-lived intangible assets acquired												35,186
The 2022 Acquisitions [Member] | Trade names
Finite-lived intangible assets acquired												322
The 2022 Acquisitions [Member] | Non-compete covenants
Finite-lived intangible assets acquired												$ 1,487